Loans Receivable - EMX Term Loan (Details) - EMX Loan - Loans receivable $ in Millions	Aug. 09, 2024 USD ($)
Loans Receivable
Notional amount	$ 35.0
Commitment fee (as a percent)	1.00%
Principal amount	$ 10.0
SOFR | Bottom of range
Loans Receivable
Applicable margin	3.00%
SOFR | Top of range
Loans Receivable
Applicable margin	4.25%